UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JDD

Nuveen Diversified Dividend and Income Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 141.8% (96.8% of Total Investments)

	COMMON STOCKS – 33.2% (22.7% of Total Investments)

	Air Freight & Logistics – 1.0%

75,500	Deutsche Post AG, (2)	$2,583,875

	Automobiles – 0.5%

18,300	Daimler AG, (2)	1,350,531

	Banks – 4.5%

5,378,000	Bank of Ireland, (2), (3)	1,334,823
44,200	CIT Group Inc.	1,897,506
44,800	Citigroup Inc.	2,679,936
156,000	ING Groep N.V, Sponsored ADR	2,354,040
19,800	JPMorgan Chase & Co.	1,739,232
43,400	The Bank of NT Butterfield and Son Limited	1,384,894
	Total Banks	11,390,431

	Building Products – 0.6%

34,000	Johnson Controls International PLC	1,432,080

	Capital Markets – 2.1%

80,700	Ares Capital Corporation, (4)	1,402,566
243,400	Deutsche Boerse AG, ADR, (2)	2,229,544
100,000	UBS Group AG, (2)	1,598,461
	Total Capital Markets	5,230,571

	Chemicals – 1.4%

133,000	CVR Partners LP	618,450
44,100	Dow Chemical Company, (4)	2,802,114
	Total Chemicals	3,420,564

	Communications Equipment – 1.0%

40,200	Cisco Systems, Inc.	1,358,760
155,000	Ericsson, Sponsored ADR	1,029,200
	Total Communications Equipment	2,387,960

	Diversified Financial Services – 0.6%

147,000	Challenger Limited, (2)	1,408,918

	Diversified Telecommunication Services – 1.7%

67,300	Nippon Telegraph and Telephone Corporation, ADR	2,883,132
85,700	Telefonica Brasil SA	1,279,779
	Total Diversified Telecommunication Services	4,162,911

	Electrical Equipment – 0.4%

14,600	Eaton PLC	1,082,590

	Food & Staples Retailing – 0.7%

24,000	CVS Health Corporation	1,884,000

	Food Products – 0.8%

219,000	Orkla ASA, Sponsored ADR (2)	1,952,385

	Health Care Providers & Services – 0.0%

6,594	Millenium Health LLC, (3)	4,946

NUVEEN	1

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Household Durables – 0.6%

92,700	Sekisui House, Ltd., (2)	$1,528,511

	Industrial Conglomerates – 1.4%

29,700	General Electric Company, (4)	885,060
46,000	Philips Electronics	1,477,060
8,000	Siemens AG, (2)	1,095,777
	Total Industrial Conglomerates	3,457,897

	Insurance – 3.9%

41,500	Ageas, (2)	1,620,603
11,100	Allianz AG ORD Shares, (2)	2,058,452
25,000	CNA Financial Corporation	1,104,250
98,500	Swiss Re AG, Sponsored ADR, (2)	2,202,460
61,500	Unum Group	2,883,735
	Total Insurance	9,869,500

	Media – 2.0%

478,668	Hibu PLC, (3), (5)	—
49,000	Interpublic Group of Companies, Inc.	1,203,930
2,099	Metro-Goldwyn-Mayer, (2), (3)	205,177
60,200	National CineMedia, Inc.	760,326
14,300	Time Warner Inc.	1,397,253
3,185	Tribune Media Company, (5)	—
989	tronc, Inc., (3)	13,767
32,500	Viacom Inc., Class B	1,515,150
	Total Media	5,095,603

	Multi-Utilities – 1.1%

150,500	Veolia Environment S.A., (2)	2,822,156

	Oil, Gas & Consumable Fuels – 1.0%

19,400	Phillips 66	1,536,868
9	Southcross Holdings Borrower LP, (3)	3,600
19,500	Total SA, Sponsored ADR	983,190
	Total Oil, Gas & Consumable Fuels	2,523,658

	Pharmaceuticals – 2.8%

64,100	AstraZeneca PLC, Sponsored ADR	1,996,074
82,500	GlaxoSmithKline PLC, Sponsored ADR	3,478,200
48,000	Roche Holdings AG, Sponsored ADR, (2)	1,537,440
	Total Pharmaceuticals	7,011,714

	Road & Rail – 0.5%

11,000	Union Pacific Corporation	1,165,120

	Semiconductors & Semiconductor Equipment – 1.2%

112,200	Cypress Semiconductor Corporation	1,543,872
68,500	Infineon Technologies AG, (2)	1,402,012
	Total Semiconductors & Semiconductor Equipment	2,945,884

	Software – 2.3%

29,400	Microsoft Corporation, (4)	1,936,284
83,800	Oracle Corporation	3,738,318
	Total Software	5,674,602

	Tobacco – 1.1%

54,300	Imperial Brands PLC, Sponsored ADR, (2)	2,682,420
	Total Common Stocks (cost $70,141,562)	83,068,827

2	NUVEEN

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 37.4% (25.5% of Total Investments)

	Diversified – 1.3%

84,000	Colony Northstar, Inc.	$1,084,440
59,700	Liberty Property Trust	2,301,435
	Toal Diversified	3,385,875

	Health Care – 4.1%

133,750	Health Care Property Investors Inc.	4,183,700
175,650	Senior Housing Properties Trust	3,556,912
37,500	Welltower Inc.	2,655,750
	Total Health Care	10,396,362

	Hotels, Restaurant & Leisure – 1.8%

120,742	Host Hotels & Resorts Inc.	2,253,046
28,175	LaSalle Hotel Properties	815,666
20,606	Park Hotels & Resorts, Inc.	528,956
30,725	Pebblebrook Hotel Trust	897,477
	Total Hotels, Restaurant & Leisure	4,495,145

	Industrial – 2.2%

104,248	Prologis Inc.	5,408,386

	Office – 4.4%

33,075	Alexandria Real Estate Equities Inc.	3,655,449
55,550	Douglas Emmett Inc.	2,133,120
59,150	Hudson Pacific Properties Inc.	2,048,956
31,025	Vornado Realty Trust	3,112,118
	Total Office	10,949,643

	Oil, Gas & Storage – 0.7%

66,300	Enterprise Products Partnership LP	1,830,543

	Residential – 6.1%

91,525	American Homes 4 Rents, Class A	2,101,414
36,625	Apartment Investment & Management Company, Class A	1,624,319
23,750	AvalonBay Communities, Inc.	4,360,500
57,825	Equity Residential	3,597,871
7,275	Essex Property Trust Inc.	1,684,381
50,575	UDR Inc.	1,833,850
	Total Residential	15,202,335

	Retail – 9.2%

157,925	Developers Diversified Realty Corporation	1,978,800
8,000	Federal Realty Investment Trust	1,068,000
53,800	Kimco Realty Corporation	1,188,442
48,500	Kite Realty Group Trust	1,042,750
56,491	Macerich Company	3,638,020
25,050	Regency Centers Corporation	1,663,070
45,935	Simon Property Group, Inc.	7,902,198
13,650	Taubman Centers Inc.	901,173
108,875	Weingarten Realty Trust	3,635,336
	Total Retail	23,017,789

	Special – 7.6%

16,650	Coresite Realty Corporation	1,499,332
68,825	CubeSmart	1,786,697
18,925	CyrusOne Inc.	974,070
13,625	Digital Realty Trust Inc.	1,449,564
9,800	Equinix Inc.	3,923,626
30,150	Extra Space Storage Inc.	2,242,859
48,400	Life Storage, Inc.	3,974,608
14,224	Public Storage, Inc.	3,113,776
	Total Special	18,964,532
	Total Real Estate Investment (REIT) Common Stocks (cost $74,614,668)	93,650,610

NUVEEN	3

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.1% (0.7% of Total Investments)

	Electric Utilities – 0.6%

27,100	Great Plains Energy Inc.	7.000%		N/R	$1,456,083

	Pharmaceuticals – 0.5%

2,268	Teva Pharmaceutical Industries Limited, (2)	7.000%		N/R	1,304,780
	Total Convertible Preferred Securities (cost $3,402,797)				2,760,863

Shares	Description (1)	Coupon		Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.4% (0.2% of Total Investments)

	Consumer Finance – 0.4%

36,300	GMAC Capital Trust I	8.125%		B+	$923,109
	Total $25 Par (or similar) Preferred Securities (cost $908,049)				923,109

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.8% (0.6% of Total Investments)

	Banks – 0.5%

$434	Bank of America Corporation	6.500%	N/A (7)	BB+	$473,602
887	Citigroup Inc.	5.950%	N/A (7)	BB+	921,926
1,321	Total Banks				1,395,528

	Food Products – 0.3%

630	Land O’Lakes Inc., 144A	8.000%	N/A (7)	BB	672,525
$1,951	Total $1,000 Par (or similar) Institutional Preferred (cost $1,966,164)				2,068,053

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTEREST – 32.4% (22.2% of Total Investments) (8)

	Aerospace & Defense – 0.8%

$997	Leidos Holdings, Inc., Term Loan B	3.250%	8/16/23	BBB–	$1,009,221
610	B/E Aerospace, Inc., Term Loan B	4.033%	12/16/21	BB+	612,387
496	Transdigm, Inc., Extend Term Loan F	3.982%	6/07/23	Ba2	494,544
2,103	Total Aerospace & Defense				2,116,152

	Airlines – 1.2%

2,000	American Airlines, Inc., Term Loan B	3.482%	4/28/23	BB+	2,007,362
485	American Airlines, Inc., Replacement Term Loan	2.982%	6/27/20	BB+	485,716
479	Delta Air Lines, Inc., Term Loan B1	3.354%	10/18/18	Baa2	482,603
2,964	Total Airlines				2,975,681

	Automobiles – 0.7%

576	Chrysler Group LLC, Tranche B, Term Loan	3.390%	12/31/18	BBB–	578,115
1,114	Formula One Group, Term Loan B	4.568%	2/01/24	B	1,114,531
1,690	Total Automobiles				1,692,646

	Building Products – 0.4%

997	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.232%	11/15/23	BB–	1,009,137

	Capital Markets – 0.2%

500	RPI Finance Trust, Term Loan B6	3.153%	3/16/23	Baa2	502,098

	Chemicals – 0.7%

670	US Coatings Acquisition, Term Loan B	3.647%	2/01/23	BBB–	676,708
199	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	201,364

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	Chemicals (continued)
$775	Univar, Inc., Term Loan B	3.732%	7/01/22	BB–	$777,018
1,644	Total Chemicals				1,655,090

	Commercial Services & Supplies – 0.7%

743	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.698%	11/10/23	BB	749,638
992	West Corporation, Refinanced Term Loan B12	3.539%	6/17/23	BB	996,110
1,735	Total Commercial Services & Supplies				1,745,748

	Communications Equipment – 0.1%

238	CommScope, Inc., Tranche 5, Term Loan B, First Lien	3.482%	12/29/22	Baa3	239,300

	Construction Materials – 0.2%

489	Headwaters Incorporated, Term Loan B1	4.000%	3/24/22	BB–	490,901

	Consumer Finance – 0.6%

933	First Data Corporation, New Dollar Term Loan	3.984%	7/08/22	BB+	941,570
447	First Data Corporation, Term Loan, First Lien	3.984%	3/24/21	BB+	450,830
1,380	Total Consumer Finance				1,392,400

	Containers & Packaging – 0.7%

406	Berry Plastics Holding Corporation, Term Loan I	3.501%	10/01/22	BB	409,482
1,270	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.982%	2/05/23	B+	1,276,988
1,676	Total Containers & Packaging				1,686,470

	Diversified Consumer Services – 0.4%

1,082	Hilton Hotels Corporation, Term Loan B2	2.982%	10/25/23	BBB–	1,092,323

	Diversified Financial Services – 0.6%

742	MGM Growth Properties, Term Loan B	3.482%	4/25/23	BB+	747,326
499	Veritas US, Inc., Initial Dollar Term Loan B1	6.772%	1/27/23	B+	496,507
264	WideOpenWest Finance LLC, New Term Loan B	4.554%	8/18/23	B1	266,123
1,505	Total Diversified Financial Services				1,509,956

	Diversified Telecommunication Services – 1.7%

499	Greeneden U.S. Holdings II LLC, Term Loan B	5.025%	12/01/23	B2	502,836
1,022	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.887%	6/30/19	B1	1,007,892
245	Level 3 Financing, Inc., Tranche B, Term Loan	3.227%	2/22/24	BBB–	245,219
972	SBA Communication, Incremental Term Loan, Tranche B1	3.240%	3/24/21	N/R	976,668
500	Verizon Communications, Inc., Term Loan	2.234%	7/31/19	A–	501,250
1,000	Ziggo B.V., Term Loan E	3.412%	4/15/25	B+	1,001,071
4,238	Total Diversified Telecommunication Services				4,234,936

	Electric Utilities – 0.6%

582	Energy Future Intermediate Holding Company, DIP Term Loan	4.304%	6/30/17	N/R	582,668
186	Vistra Operations Co., Term Loan C	3.732%	8/04/23	BB+	185,482
812	Vistra Operations Co., Term Loan B	3.732%	8/04/23	BB+	811,235
1,580	Total Electric Utilities				1,579,385

	Electronic Equipment, Instruments & Components – 0.3%

802	Zebra Technologies Corporation Refinancing Term Loan B, First Lien	3.600%	10/27/21	BB+	809,967

	Energy Equipment & Services – 0.0%

149	Drill Rigs Holdings, Inc., Tranche B1, Term Loan, (11)	6.063%	3/31/21	Ca	106,512

	Equity Real Estate Investment Trusts – 0.5%

543	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.000%	10/24/22	BB+	542,678
850	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B3	734,800
1,393	Total Equity Real Estate Investment Trusts				1,277,478

NUVEEN	5

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	Food & Staples Retailing – 1.1%

$1,734	Albertson’s LLC, Term Loan B4	3.982%	8/25/21	BB	$1,744,096
1,000	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	1,004,167
2,734	Total Food & Staples Retailing				2,748,263

	Food Products – 1.1%

520	Jacobs Douwe Egberts, Term Loan B	3.500%	7/04/22	BB	524,242
2,323	US Foods, Inc., Term Loan B	4.152%	6/27/23	BB	2,345,942
2,843	Total Food Products				2,870,184

	Health Care Equipment & Supplies – 0.6%

124	Alere, Inc., Term Loan B	4.250%	6/20/22	BB–	124,725
404	ConvaTec, Inc., Term Loan B	3.482%	10/25/23	BB	408,285
444	Acelity, Term Loan B	4.397%	2/02/24	B1	444,332
426	Sterigenics International, Inc., Term Loan B	4.397%	5/15/22	B1	427,519
1,398	Total Health Care Equipment & Supplies				1,404,861

	Health Care Providers & Services – 1.9%

977	Acadia Healthcare, Inc., Term Loan B, First Lien	3.982%	2/11/22	Ba2	985,442
418	Community Health Systems, Inc., Term Loan G	3.798%	12/31/19	BB	415,794
547	Community Health Systems, Inc., Term Loan H	4.048%	1/27/21	BB	539,620
808	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.732%	6/24/21	BBB–	818,912
748	Envision Healthcare Corporation, Term Loan B, First Lien	4.150%	12/01/23	BB–	756,541
1,004	HCA, Inc., Tranche B8, Term Loan, (DD1)	3.232%	2/15/24	BBB–	1,013,874
57	HCA, Inc., Term Loan B9	2.982%	3/18/23	BBB–	56,816
332	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	172,295
4,891	Total Health Care Providers & Services				4,759,294

	Health Care Technology – 0.4%

1,000	Emdeon, Inc., Closing Date Term Loan	3.750%	3/01/24	Ba3	1,002,917

	Hotels, Restaurants & Leisure – 1.6%

1,783	Burger King Corporation, Term Loan B3	3.309%	2/16/24	Ba3	1,789,027
1,799	Seaworld Parks and Entertainment, Inc., Term Loan B5	4.147%	3/03/24	BB–	1,805,914
498	YUM Brands, Term Loan B	3.156%	6/16/23	N/R	500,547
4,080	Total Hotels, Restaurants & Leisure				4,095,488

	Household Products – 0.6%

498	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.482%	9/07/23	Ba3	498,536
637	Serta Simmons Holdings LLC, Term Loan, First Lien	4.538%	11/08/23	B1	641,035
346	Spectrum Brands, Inc., Term Loan B	2.867%	6/23/22	Ba1	348,204
1,481	Total Household Products				1,487,775

	Independent Power & Renewable Electricity Producers – 0.2%

500	Dynegy, Inc., Tranche C1, Term Loan	4.250%	6/27/23	BB	502,594

	Internet and Direct Marketing Retail – 0.4%

956	Travelport LLC, Term C Loan	4.289%	9/02/21	N/R	964,777

	Internet Software & Services – 0.4%

495	Ancestry.com, Inc., Term Loan, First Lien	4.250%	10/19/23	B1	500,156
499	Rackspace Hosting, Inc. Term Loan B, First Lien	4.500%	11/03/23	BB+	503,166
994	Total Internet Software & Services				1,003,322

	IT Services – 0.7%

396	Gartner, Inc., Term Loan A, (WI/DD)	TBD	TBD	N/R	397,887
250	Gartner, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB+	251,719
477	Vantiv, Inc., Term Loan B	3.412%	10/06/23	BBB–	481,912
496	WEX, Inc., Term Loan B	4.482%	6/30/23	BB–	502,852
1,619	Total IT Services				1,634,370

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	Leisure Products – 0.5%

$1,037	24 Hour Fitness Worldwide, Inc., Term Loan B	4.897%	5/28/21	Ba3	$1,037,265
195	Academy, Ltd., Term Loan B	5.056%	7/01/22	B2	145,468
1,232	Total Leisure Products				1,182,733

	Life Sciences Tools & Services – 0.2%

499	Inventiv Health, Inc., Term Loan B	4.804%	11/09/23	B	501,199

	Machinery – 0.6%

400	Gates Global LLC, Term Loan B	4.408%	3/30/24	N/R	402,095
411	Rexnord LLC. Term Loan B, First Lien	3.837%	8/21/23	BB–	412,887
597	Safeway Group Holdings LLC, Initial Term Loan, First Lien	5.750%	8/21/23	B+	603,592
1,418	Total Machinery				1,418,574

	Media – 3.5%

995	Cequel Communications LLC, Term Loan B, (WI/DD)	TBD	TBD	BB–	995,558
962	Charter Communications Operating Holdings LLC, Term Loan E	2.990%	7/01/20	BBB–	965,937
92	Clear Channel Communications, Inc. Term Loan E	8.482%	7/30/19	Caa1	79,163
1,130	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	848,060
497	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.897%	6/17/20	BB–	501,293
298	Gray Television, Inc., Term Loan B2	3.334%	2/07/24	BB	300,103
139	Yell Group PLC, PIK Term Loan B2, First Lien	8.500%	9/07/65	N/R	284,912
149	Yell Group PLC, Term Loan A2, First Lien	8.036%	9/07/21	N/R	153,146
748	Clear Channel Communications, Inc., Tranche D, Term Loan	7.732%	1/30/19	Caa1	645,622
400	Lions Gate Entertainment Corporation, Term Loan B	3.982%	12/08/23	Ba2	402,698
84	Nexstar Broadcasting Group, Term Loan B, First Lien	3.943%	1/17/24	BB+	84,926
870	Nexstar Broadcasting Group, Term Loan B, First Lien	3.943%	1/17/24	BB+	875,983
500	Virgin Media Investment Holdings, Limited Term Loan I	3.662%	1/31/25	BB–	501,875
542	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.500%	8/14/20	B	542,882
1,500	Univision Communications, Inc., Term Loan C5	3.750%	3/15/24	BB–	1,491,400
8,906	Total Media				8,673,558

	Multiline Retail – 0.5%

431	Bass Pro Group LLC, Term Loan B, First Lien	4.104%	6/05/20	B+	424,680
740	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	749,935
1,171	Total Multiline Retail				1,174,615

	Oil, Gas & Consumable Fuels – 0.4%

208	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	196,856
134	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	98,105
358	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	311,491
190	Harvey Gulf International Marine, Inc., Term Loan B	5.637%	6/18/20	CCC+	135,850
302	Seadrill Partners LLC, Initial Term Loan	4.147%	2/21/21	CCC+	206,436
9	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	7,657
1,201	Total Oil, Gas & Consumable Fuels				956,395

	Personal Products – 0.7%

995	Coty, Inc., Term Loan B	3.311%	10/27/22	BBB–	1,001,219
740	Coty, Inc., Term Loan A, (WI/DD)	TBD	TBD	BBB–	738,409
1,735	Total Personal Products				1,739,628

	Pharmaceuticals – 0.3%

750	Grifols, Inc., Term Loan B	3.194%	1/31/25	BB	752,747
76	Valeant Pharmaceuticals International, Inc., First Lien Term Loan BF1	5.906%	4/01/22	BB–	75,967
826	Total Pharmaceuticals				828,714

	Professional Services – 0.1%

249	Nielsen Finance LLC, Term Loan B3, First Lien	3.354%	10/04/23	BBB–	251,522

NUVEEN	7

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	Real Estate Management & Development – 0.2%

$459	Capital Automotive LP, Term Loan, First Lien	4.000%	3/21/24	B1	$462,610

	Semiconductors & Semiconductor Equipment – 0.9%

875	Cavium, Inc., Term Loan B	3.228%	8/16/22	BB	881,749
368	Microsemi Corporation, Term Loan B	3.226%	1/17/23	BB	370,904
995	Versum Materials, Inc. Term Loan B, First Lien	3.647%	9/29/23	BB+	1,008,059
2,238	Total Semiconductors & Semiconductor Equipment				2,260,712

	Software – 1.8%

468	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B+	468,643
622	Computer Sciences Government Services, Term Loan B, First Lien	3.482%	11/30/23	BBB	625,866
615	Infor (US), Inc., Term Loan B	3.897%	2/01/22	B1	615,320
498	Kronos Incorporated, Term Loan B, First Lien	5.034%	11/01/23	B	502,179
662	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing Term Loan B1	3.232%	7/08/22	BB+	666,670
770	Ellucian, Term Loan B, First Lien	4.397%	9/30/22	B	771,486
57	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing Term Loan B2	3.232%	7/08/22	BB+	56,990
817	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	826,263
4,509	Total Software				4,533,417

	Specialty Retail – 0.4%

558	Burlington Coat Factory Warehouse Corporation, Term Loan B4	3.700%	8/13/21	BB+	560,894
492	Petco Animal Supplies, Inc., Term Loan B1	4.287%	1/26/23	B1	464,863
82	Petsmart Inc., Term Loan B, First Lien	4.020%	3/11/22	BB–	78,178
1,132	Total Specialty Retail				1,103,935

	Technology Hardware, Storage & Peripherals – 1.2%

1,000	Dell International LLC, Term Loan A3, First Lien	2.990%	12/31/18	BBB–	1,002,396
816	Dell International LLC, New Term Loan B	3.490%	9/07/23	Baa3	820,939
500	Western Digital, Inc., Term Loan B1, (WI/DD)	TBD	TBD	BBB–	503,944
794	Western Digital, Inc., Term Loan B	3.732%	4/29/23	BBB–	800,585
3,110	Total Technology Hardware, Storage & Peripherals				3,127,864

	Trading Companies & Distributors – 0.9%

886	Avolon, Term Loan B2	3.728%	3/21/22	BBB–	899,413
467	HD Supply, Inc., Term Loan B	3.732%	8/13/21	BB–	470,699
995	HD Supply, Inc., Term Loan B2, First Lien	3.732%	10/17/23	BB–	1,003,188
2,348	Total Trading Companies & Distributors				2,373,300

	Wireless Telecommunication Services – 0.8%

1,000	Sprint Corporation, Term Loan, First Lien	3.500%	1/31/24	Ba2	1,001,458
1,000	UPC Financing Partnership, Term Loan, First Lien	3.912%	4/15/25	BB	1,004,375
2,000	Total Wireless Telecommunication Services				2,005,833
$81,684	Total Variable Rate Senior Loan Interests (cost $81,301,482)				81,184,634

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 0.1% (0.0% of Total Investments)

	Media – 0.1%

$132	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	$112,200
$132	Total Corporate Bonds (cost $119,617)				112,200

8	NUVEEN

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 36.4% (24.9% of Total Investments)

		Angola – 0.2%

$455		Republic of Angola, Reg S	9.500%	11/12/25	B1	$468,741

		Argentina – 2.2%

310		City of Buenos Aires, Argentina, 144A	7.500%	6/01/27	B	320,602
345		City of Buenos Aires, Argentina, 144A	8.950%	2/19/21	B	384,675
320		City of Buenos Aires, Argentina, Reg S	7.500%	6/01/27	B	330,944
160		Province of Buenos Aires, 144A	9.950%	6/09/21	B	182,082
210		Province of Buenos Aires, 144A	9.125%	3/16/24	B	232,837
220		Province of Buenos Aires, 144A	7.875%	6/15/27	B	222,794
300		Province of Buenos Aires, Reg S	10.875%	1/26/21	B	343,500
150		Province of Buenos Aires, Reg S	9.950%	6/09/21	B	170,655
150		Province of Salta, 144A	9.125%	7/07/24	B	157,981
171		Provincia de Cordoba, 144A	7.125%	6/10/21	B	177,283
150		Republic of Argentina, 144A	6.250%	4/22/19	B	158,400
624		Republic of Argentina, 144A	6.875%	4/22/21	B	669,240
510		Republic of Argentina, 144A	7.500%	4/22/26	B	541,110
805		Republic of Argentina, 144A	6.875%	1/26/27	B	814,660
21		Republic of Argentina, (11)	8.280%	12/31/33	B	22,040
595		Republic of Argentina	2.500%	12/31/38	B	374,552
166		YPF Sociedad Anonima, 144A	8.750%	4/04/24	B	184,011
180		YPF Sociedad Anonima, Reg S	8.500%	7/28/25	B	195,246
		Total Argentina				5,482,612

		Azerbaijan – 0.7%

1,110		Azerbaijan Government International Bond, Reg S	4.750%	3/18/24	Ba1	1,117,215
400		Southern Gas Corridor CJSC, 144A	6.875%	3/24/26	Ba1	438,600
260		Southern Gas Corridor CJSC, Reg S	6.875%	3/24/26	Ba1	285,350
		Total Azerbaijan				1,841,165

		Brazil – 1.7%

256		Brazil Nota do Tesouro Nacional	6.000%	8/15/50	BB	275,126
575		Centrais Eletricas Brasileiras S.A, Reg S	5.750%	10/27/21	BB	586,787
310		Petrobras Global Finance BV	8.375%	5/23/21	BB	350,688
130		Petrobras Global Finance BV	6.125%	1/17/22	BB	136,305
110		Petrobras Global Finance BV	8.750%	5/23/26	BB	127,325
150		Petrobras Global Finance BV	7.375%	1/17/27	BB	158,580
415		Petrobras International Finance Company	6.750%	1/27/41	BB	388,440
350		Fibria Overseas Finance	5.500%	1/17/27	BBB–	350,753
580		Federative Republic of Brazil	6.000%	4/07/26	BB	630,460
102		Federative Republic of Brazil	8.000%	1/15/18	BB	106,010
280		Federative Republic of Brazil	4.250%	1/07/25	BB	275,800
95		Federative Republic of Brazil	8.250%	1/20/34	BB	118,204
220		Federative Republic of Brazil	5.625%	1/07/41	BB	213,950
485		Federative Republic of Brazil	5.000%	1/27/45	BB	431,650
		Total Brazil				4,150,078

		Bulgaria – 0.2%

465	EUR	Republic of Bulgaria, Reg S	3.125%	3/26/35	Baa2	508,585

		Cameroon – 0.2%

510		Republic of Cameroon, 144A	9.500%	11/19/25	B	577,718

		China – 0.2%

450		Sinopec Group Overseas Development 2016 Limited, 144A	3.500%	5/03/26	Aa3	444,228

		Colombia – 0.8%

390		EcoPetrol SA	5.875%	9/18/23	BBB	422,663
420		Republic of Colombia	7.750%	4/14/21	BBB	153,854
325		Republic of Colombia	4.000%	2/26/24	BBB	334,425

NUVEEN	9

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Colombia (continued)

175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB	$76,689
$405		Republic of Colombia	10.375%	1/28/33	BBB	605,475
320		Republic of Colombia	7.375%	9/18/37	BBB	408,320
		Total Colombia				2,001,426

		Costa Rica – 0.1%

245		Republic of Costa Rica, Reg S	7.000%	4/04/44	Ba2	246,838

		Cote d’Ivoire (Ivory Coast) – 1.4%

950		Ivory Coast Republic, 144A	5.375%	7/23/24	Ba3	903,118
565		Ivory Coast Republic, Reg S	5.375%	7/23/24	Ba3	537,287
420		Ivory Coast Republic, Reg S	6.375%	3/03/28	Ba3	410,550
1,661		Ivory Coast Republic, Reg S	5.750%	12/31/32	B+	1,542,587
		Total Cote d’Ivoire (Ivory Coast)				3,393,542

		Croatia – 1.2%

660		Republic of Croatia, Reg S	5.500%	4/04/23	BB	712,048
280		Republic of Croatia, 144A	6.250%	4/27/17	BB	280,563
540		Republic of Croatia, Reg S	6.750%	11/05/19	BB	587,921
735		Republic of Croatia, Reg S	6.625%	7/14/20	BB	806,663
510		Republic of Croatia, Reg S	6.375%	3/24/21	BB	563,558
		Total Croatia				2,950,753

		Dominican Republic – 2.0%

335		Dominican Republic, 144A	6.600%	1/28/24	BB–	363,056
685		Dominican Republic, 144A	5.500%	1/27/25	BB–	696,131
40		Dominican Republic, Reg S	9.040%	1/23/18	BB–	41,818
362		Dominican Republic, Reg S	7.500%	5/06/21	BB–	400,010
285		Dominican Republic, Reg S	6.600%	1/28/24	BB–	308,869
1,315		Dominican Republic, Reg S	5.875%	4/18/24	BB–	1,375,819
145		Dominican Republic, Reg S	5.500%	1/27/25	BB–	147,356
155		Dominican Republic, Reg S	6.875%	1/29/26	BB–	169,725
745		Dominican Republic, Reg S	7.450%	4/30/44	BB–	823,225
290		Dominican Republic, Reg S	6.850%	1/27/45	BB–	300,150
239		Dominican Republic, 144A	6.875%	1/29/26	BB–	261,705
		Total Dominican Republic				4,887,864

		Ecuador – 0.6%

435		Republic of Ecuador, 144A	10.750%	3/28/22	B	460,013
786		Republic of Ecuador, 144A	9.650%	12/13/26	B	813,510
200		Republic of Ecuador, Reg S	7.950%	6/20/24	B	187,500
		Total Ecuador				1,461,023

		Egypt – 0.4%

1,060		Arab Republic of Egypt, 144A	7.500%	1/31/27	B	1,125,137

		El Salvador – 0.3%

75		Republic of El Salvador, 144A	6.375%	1/18/27	B	67,125
361		Republic of El Salvador, Reg S	7.750%	1/24/23	B–	367,047
325		Republic of El Salvador, Reg S	6.375%	1/18/27	B	290,875
75		Republic of El Salvador, Reg S	7.625%	9/21/34	B	75,000
45		Republic of El Salvador, Reg S	8.250%	4/10/32	B	44,566
		Total El Salvador				844,613

		Ghana – 0.4%

765		Republic of Ghana, 144A	10.750%	10/14/30	BB–	898,263
200		Republic of Ghana, Reg S	8.125%	1/18/26	B	191,709
		Total Ghana				1,089,972

10	NUVEEN

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Honduras – 0.1%

$360		Honduras Government, 144A	6.250%	1/19/27	B+	$364,363

		Hungary – 2.9%

590		Hungarian Development Bank, Reg S	6.250%	10/21/20	Baa3	649,278
581		Republic of Hungary, Government Bond	6.250%	1/29/20	BBB–	636,469
3,426		Republic of Hungary, Government Bond	6.375%	3/29/21	BBB–	3,858,533
1,824		Republic of Hungary, Government Bond	5.375%	2/21/23	BBB–	2,008,716
196		Republic of Hungary, Government Bond	5.750%	11/22/23	BBB–	221,480
		Total Hungary				7,374,476

		Iceland – 0.3%

605		Republic of Iceland, Reg S	5.875%	5/11/22	A	683,258

		Indonesia – 1.7%

400		Majapahit Holdings BV, Reg S	8.000%	8/07/19	Baa3	449,000
365		Majapahit Holdings BV, Reg S	7.875%	6/28/37	Baa3	468,113
235		Republic of Indonesia, 144A	3.700%	1/08/22	Baa3	239,633
200		Republic of Indonesia, 144A	5.250%	1/08/47	Baa3	214,705
510		Republic of Indonesia, Reg S	5.875%	1/15/24	Baa3	578,346
450		Republic of Indonesia, Reg S	4.750%	1/08/26	Baa3	479,179
175	EUR	Republic of Indonesia, Reg S	3.750%	6/14/28	Baa3	199,893
345		Republic of Indonesia, Reg S	8.500%	10/12/35	Baa3	498,013
714		Republic of Indonesia, Reg S	7.750%	1/17/38	Baa3	987,845
200		Republic of Indonesia, Reg S	5.125%	1/15/45	Baa3	211,944
		Total Indonesia				4,326,671

		Ireland – 0.1%

200		RZD Capital Limited, Russian Railways, Reg S	5.700%	4/05/22	BBB–	214,821

		Israel – 0.3%

350		Israel Electric Corporation Limited, 144A, Reg S	5.000%	11/12/24	Baa2	367,675
400		State of Israel	4.500%	1/30/43	A+	411,599
		Total Israel				779,274

		Jamaica – 0.2%

200		Jamaica Government	7.625%	7/09/25	B	231,204
230		Jamaica Government	6.750%	4/28/28	B	255,459
		Total Jamaica				486,663

		Kazakhstan – 0.3%

330		Kazakhstan Development Bank, Reg S	6.500%	6/03/20	BBB–	354,476
220		KazAgro National Management Holding JSC, 144A	4.625%	5/24/23	BBB–	215,358
255		Republic of Kazakhstan, Reg S	4.875%	10/14/44	BBB	250,648
		Total Kazakhstan				820,482

		Kenya – 0.1%

200		Republic of Kenya, Reg S	6.875%	6/24/24	B+	199,226

		Lebanon – 0.3%

160		Republic of Lebanon, Reg S	5.450%	11/28/19	B–	163,232
130		Republic of Lebanon, Reg S	8.250%	4/12/21	B–	143,813
125		Republic of Lebanon, Reg S	6.100%	10/04/22	B–	127,688
160		Republic of Lebanon, Reg S	6.000%	1/27/23	B–	162,400
25		Republic of Lebanon, Reg S	6.600%	11/27/26	B–	25,262
110		Republic of Lebanon	6.375%	3/09/20	B–	114,332
		Total Lebanon				736,727

		Lithuania – 0.4%

980		Republic of Lithuania, Reg S	7.375%	2/11/20	A–	1,114,750

NUVEEN	11

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Luxembourg – 0.1%

$195		Gaz Capital SA, Reg S	9.250%	4/23/19	BBB–	$218,736

		Mexico – 2.3%

70		Petroleos Mexicanos, 144A	5.375%	3/13/22	BBB+	73,567
280		Petroleos Mexicanos, 144A	6.500%	3/13/27	BBB+	301,210
405		Petroleos Mexicanos	6.875%	8/04/26	BBB+	449,550
185		Petroleos Mexicanos	5.625%	1/23/46	BBB+	164,743
1,267		Petroleos Mexicanos	6.750%	9/21/47	BBB+	1,286,144
460		Petroleos Mexicanos	4.875%	1/24/22	BBB+	473,202
1,124		United Mexican States	4.150%	3/28/27	A3	1,143,670
1,362		United Mexican States	4.750%	3/08/44	A3	1,324,545
285		United Mexican States	4.350%	1/15/47	A3	262,200
176		United Mexican States	5.750%	10/12/00	A3	175,120
		Total Mexico				5,653,951

		Mongolia – 0.4%

200		Mongolia Government International Bond, Reg S	4.125%	1/05/18	B–	199,224
235		Mongolia Government International Bond, Reg S	10.875%	4/06/21	B–	270,239
200		Mongolia Government International Bond, Reg S	5.125%	12/05/22	B–	188,208
325		Mongolia Government International Bond, 144A	10.875%	4/06/21	B–	373,735
		Total Mongolia				1,031,406

		Morocco – 1.1%

875		Kingdom of Morocco, Reg S	4.250%	12/11/22	BBB–	906,022
305		Kingdom of Morocco, Reg S	5.500%	12/11/42	BBB–	325,588
560		Office Cherifien Des Phosphates SA, Reg S	5.625%	4/25/24	BBB–	596,235
295		Office Cherifien Des Phosphates SA, Reg S	4.500%	10/22/25	BBB–	290,904
680		Office Cherifien Des Phosphates SA, Reg S	6.875%	4/25/44	BBB–	729,847
		Total Morocco				2,848,596

		Nigeria – 0.3%

200		Nigerian Republic Treasury Bond, 144A, (WI/DD)	7.875%	2/16/32	B1	208,500
425		Nigerian Republic Treasury Bond, Reg S	5.125%	7/12/18	B+	431,808
		Total Nigeria				640,308

		Oman – 0.7%

260		Oman Government International Bond, 144A	3.625%	6/15/21	Baa1	263,052
245		Oman Government International Bond, 144A	3.875%	3/08/22	Baa1	247,719
230		Oman Government International Bond, 144A	4.750%	6/15/26	Baa1	231,725
635		Oman Government International Bond, 144A	5.375%	3/08/27	Baa1	663,575
400		Oman Government International Bond, 144A	6.500%	3/08/47	Baa1	422,000
		Total Oman				1,828,071

		Pakistan – 0.2%

275		Islamic Republic of Pakistan, 144A	7.250%	4/15/19	B	291,351
250		Islamic Republic of Pakistan, 144A	8.250%	4/15/24	B	276,334
		Total Pakistan				567,685

		Panama – 0.8%

248		Republic of Panama	7.125%	1/29/26	BBB	312,790
1,186		Republic of Panama	9.375%	4/01/29	BBB	1,737,490
		Total Panama				2,050,280

		Paraguay – 0.2%

200		Republic of Paraguay, 144A	4.700%	3/27/27	Ba1	202,500
315		Republic of Paraguay, Reg S	6.100%	8/11/44	Ba1	337,837
		Total Paraguay				540,337

12	NUVEEN

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Peru – 0.4%

1195	PEN	Republic of Peru	6.950%	8/12/31	A–	$395,440
$278		Republic of Peru	8.750%	11/21/33	A3	420,475
95		Republic of Peru	5.625%	11/18/50	A3	113,169
		Total Peru				929,084

		Philipines – 0.6%

60		Republic of the Philippines	9.500%	2/02/30	BBB	94,804
100		Republic of the Philippines	7.750%	1/14/31	BBB	142,492
410		Republic of the Philippines	6.375%	1/15/32	BBB	529,123
630		Republic of the Philippines	3.950%	1/20/40	BBB	647,702
		Total Philipines				1,414,121

		Poland – 0.2%

95		Republic of Poland	5.000%	3/23/22	A2	104,266
335		Republic of Poland	3.250%	4/06/26	A2	332,276
		Total Poland				436,542

		Romania – 1.2%

390		Republic of Romania, 144A	6.750%	2/07/22	BBB–	452,205
306	EUR	Republic of Romania, 144A	2.875%	5/26/28	BBB–	335,122
888		Republic of Romania, Reg S	6.750%	2/07/22	BBB–	1,029,636
198		Republic of Romania, Reg S	4.375%	8/22/23	BBB–	208,890
885	EUR	Republic of Romania, Reg S	3.875%	10/29/35	BBB–	995,418
		Total Romania				3,021,271

		Russian – 1.8%

235		Gazprom Neft OAO Via GPN Capital SA, Reg S	6.000%	11/27/23	BBB–	253,807
235		Lukoil International Finance, 144A	4.750%	11/02/26	BBB–	238,454
575		Rosneft International Finance, Reg S	4.199%	3/06/22	BB+	575,006
1,300		Russian Federation, Reg S	5.000%	4/29/20	BBB–	1,386,941
1,000		Russian Federation, Reg S	4.875%	9/16/23	BBB–	1,072,234
200		Russian Federation, Reg S	4.750%	5/27/26	BBB–	208,734
260		Russian Federation, Reg S	12.750%	6/24/28	BBB–	458,333
200		Russian Federation, Reg S	5.875%	9/16/43	BBB–	227,911
		Total Russian				4,421,420

		Saudi Arabia – 0.3%

240		Saudi Government International Bond, 144A	2.375%	10/26/21	A1	235,800
470		Saudi Government International Bond, 144A	3.250%	10/26/26	A1	456,840
		Total Saudi Arabia				692,640

		Senegal – 0.1%

200		Republic of Senegal, Reg S	8.750%	5/13/21	B+	226,524

		Serbia – 0.5%

745		Republic of Serbia, Reg S	4.875%	2/25/20	BB–	772,222
505		Republic of Serbia, Reg S	5.250%	11/21/17	BB–	515,156
		Total Serbia				1,287,378

		South Africa – 0.5%

270		Eskom Holdings Limited, Reg S	6.750%	8/06/23	Ba1	272,079
665		Republic of South Africa	5.875%	9/16/25	Baa2	715,553
200		Republic of South Africa	5.000%	10/12/46	Baa2	186,500
		Total South Africa				1,174,132

		Sri Lanka – 0.8%

200		Republic of Sri Lanka, Reg S	6.850%	11/03/25	B+	206,865
720		Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	745,176
310		Republic of Sri Lanka, Reg S	6.250%	7/27/21	B+	326,220
200		Republic of Sri Lanka, Reg S	5.875%	7/25/22	B+	205,208
505		Republic of Sri Lanka, 144A	6.850%	11/03/25	B+	522,334
		Total Sri Lanka				2,005,803

NUVEEN	13

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	(10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Tunisia – 0.2%

$625		Banque de Tunisie, Reg S	5.750%	1/30/25	Ba3	$599,219

		Turkey – 1.7%

2,120		Republic of Turkey, Government Bond	7.000%	6/05/20	Ba1	2,313,196
245		Republic of Turkey, Government Bond	5.625%	3/30/21	Ba1	255,829
615		Republic of Turkey, Government Bond	7.375%	2/05/25	Ba1	697,256
295		Republic of Turkey, Government Bond	6.000%	1/14/41	Ba1	291,407
600		Republic of Turkey, Government Bond	6.625%	2/17/45	Ba1	639,024
		Total Turkey				4,196,712

		Ukraine – 1.2%

200		State Savings Bank of Ukraine, Reg S	9.625%	3/20/25	B–	194,900
235		The State Export-Import Bank of the Ukraine, Loan Participations, Series 2010, Reg S	9.750%	1/22/25	B–	229,125
100		Republic of Ukraine, Reg S	7.750%	9/01/20	B–	99,850
273		Republic of Ukraine, 144A	7.750%	9/01/20	B–	272,481
242		Republic of Ukraine, 144A	7.750%	9/01/21	B–	238,389
103		Republic of Ukraine, 144A	7.750%	9/01/22	B–	98,906
103		Republic of Ukraine, 144A	7.750%	9/01/23	B–	97,335
103		Republic of Ukraine, 144A	7.750%	9/01/24	B–	96,305
103		Republic of Ukraine, 144A	7.750%	9/01/25	B–	95,273
200		Republic of Ukraine, 144A	7.750%	9/01/27	B–	183,500
228		Republic of Ukraine, 144A	0.000%	5/31/40	B–	84,246
450		Republic of Ukraine, Reg S	7.750%	9/01/19	B–	458,730
105		Republic of Ukraine, Reg S	7.750%	9/01/23	B–	99,225
120		Republic of Ukraine, Reg S	7.750%	9/01/25	B–	110,998
215		Republic of Ukraine, Reg S	7.750%	9/01/26	B–	197,331
360		Republic of Ukraine, Reg S	7.750%	9/01/27	B–	330,300
		Total Ukraine				2,886,894

		Uruguay – 0.8%

860		Republic of Uruguay	8.000%	11/18/22	BBB	1,045,975
35		Republic of Uruguay	7.875%	1/15/33	BBB	45,832
375		Republic of Uruguay	7.625%	3/21/36	BBB	486,862
496		Republic of Uruguay	5.100%	6/18/50	BBB	477,373
		Total Uruguay				2,056,042

		Venezuela – 0.7%

2,312		Petroleos de Venezuela S.A, Reg S	6.000%	11/15/26	CCC–	809,344
140		Petroleos de Venezuela S.A, Reg S	5.500%	4/12/37	CCC–	47,600
50		Petroleos de Venezuela S.A, Reg S	5.250%	4/12/17	CCC–	47,555
130		Petroleos de Venezuela S.A, Reg S	5.375%	4/12/27	CCC–	45,166
55		Republic of Venezuela, Reg S	7.750%	10/13/19	CCC	30,800
500		Republic of Venezuela, Reg S	9.000%	5/07/23	CCC	222,500
1,400		Republic of Venezuela, Reg S	9.250%	5/07/28	CCC	593,180
65		Republic of Venezuela, Reg S	6.000%	12/09/20	CCC	31,947
		Total Venezuela				1,828,092
		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $88,809,077)				91,130,250
		Total Long-Term Investments (cost $321,263,416)				354,898,546

14	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.6% (3.2% of Total Investments)

	REPURCHASE AGREEMENTS – 4.6% (3.2% of Total Investments)

$8,134	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $8,134,157, collateralized by $7,810,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $8,297,063	0.090%	4/3/2017	$8,134,096

3,746	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $3,475,621, collateralized by $3,480,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $3,555,210	0.090%	4/3/2017	3,475,595
$11,610	Total Short-Term Investments (cost $11,609,691)			11,609,691
	Total Investments (cost $332,873,107) – 146.4%			366,508,237
	Borrowings – (44.9)% (12), (13)			(112,400,000)
	Other Assets Less Liabilities – (1.5)% (14)			(3,726,625)
	Net Assets Applicable to Common Shares – 100%			$250,381,612

Investments in Derivatives as of March 31, 2017

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank, National Association	Euro	1,934,000	U.S. Dollar	2,052,612	6/21/17	$(18,191)
Goldman Sachs Bank USA	Colombian Peso	555,117,000	U.S. Dollar	186,657	6/21/17	(4,419)
HSBC Bank USA, National Association	Peruvian Nuevo Sol	1,088,000	U.S. Dollar	329,477	6/21/17	(3,007)
						$(25,617)

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Eurex Euro-Bobl	Short	(4)	6/17	$(527,200)	$(86)	$423
Eurex Euro-Buxl	Short	(6)	6/17	(1,011,360)	1,171	(14,515)
		(10)		$(1,538,560)	$1,085	$(14,092)

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate Index (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$30,450,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	7/03/17	12/01/18	12/01/20	$(58,359)	$(461,905)
JPMorgan Chase Bank, N.A.	30,450,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	7/03/17	12/01/20	12/01/22	(197,773)	(784,810)
	$60,900,000								$(256,132)	$(1,246,715)

NUVEEN	15

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$53,455,282	$29,613,545	$—	*	$83,068,827
Real Estate Investment Trust (REIT) Common Stocks	93,650,610	—	—		93,650,610
Convertible Preferred Securities	1,456,083	1,304,780	—		2,760,863
$25 Par (or similar) Retail Preferred	923,109	—	—		923,109
$1,000 Par (or similar) Institutional Preferred	—	2,068,053	—		2,068,053
Variable Rate Senior Loan Interests	—	81,184,634	—		81,184,634
Corporate Bonds	—	112,200	—		112,200
Emerging Market Debt and Foreign Corporate Bonds	—	91,130,250	—		91,130,250

Short-Term Investments:
Repurchase Agreements	—	11,609,691	—		11,609,691

Investments in Derivatives:
Forward Foreign Currency Exchange Contracts**	—	(25,617)	—		(25,617)
Futures Contracts**	(14,092)	—	—		(14,092)
Interest Rate Swaps**	—	(1,246,715)	—		(1,246,715)
Total	$149,470,992	$215,750,821	$—		$365,221,813
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $335,790,705.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$40,703,233
Depreciation	(9,985,701)
Net unrealized appreciation (depreciation) of investments	$30,717,532

16	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(12)	Borrowings as a percentage of Total Investments is 30.7%.

(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(15)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

PIK	All or a portion of this security is payment-in-kind.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

COP	Colombian Peso

EUR	Euro

PEN	Peruvian Nuevo Sol

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

NUVEEN	17

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017